General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of General and Administrative Expenses

	2021	2020	2019

Personnel (a)	(55,057)	(37,175)	(33,748)

Stock Option Plan (b)	(3,670)	—	—

Profit sharing (a)	(98,970)	(37,198)	(28,788)

	(157,697)	(74,373)	(62,536)

Third party expense (c)	(38,891)	(24,651)	(19,497)

Right of use depreciation (d)	(9,812)	(8,586)	(10,521)

Depreciation and amortization (e)	(3,917)	(4,642)	(5,998)

Other operating expenses (f)	(4,240)	(5,199)	(5,021)

Travel and representations	(1,271)	(933)	(3,589)

Condominium expenses	(2,598)	(2,818)	(2,953)

Payroll taxes	(3,669)	(2,132)	(2,230)

Rental expense	(540)	(428)	(313)

Telephony services	(242)	(278)	(315)

Legal	(99)	(146)	(204)

Accounts receivables allowance	(21)	(59)	(69)

Office consumables	(1)	—	(41)

	(222,998)	(124,245)	(113,287)
(a) Personnel and profit-sharing
Since 2021, as part of the Company reorganization before the IPO, the personnel of Vinci Partners Investimentos Ltda. were hired by Vinci and its subsidiaries and will be remunerated accordingly to the rules applied to other professionals of the Group, which includes the profit-sharing program. Therefore, the increase in the profit-sharing and personnel expenses are due to the inclusion of the personnel in the estimated amount in 2021.
According to the profit-sharing program and based on Brazilian Law 10,101 of December 19, 2000 and on objectives established at the beginning of each year, management estimated the payment of profit sharing in the amount of R$ 98,970 (R$ 37,198 in 2020 and R$ 28,788 in 2019) for the year ended December 31, 2021.
(b) Share-based payments
See note 22 for more details.
(c) Third party expense
Third party expense is composed for accounting, advisory, information technology, marketing, and other contracted services. The increase is mainly related to investments in Vinci branding through marketing expenses, IT expenses in connection to the growth of Vinci’s operation, as well as audit services.
(d) Right of use depreciation
See note 10 for more details.

(e) Depreciation and amortization
The amount is mainly comprised by property and equipment depreciation.
(f) Other operating expenses
The amount is mainly comprised by office expenses, including energy, cleaning, maintenance and conservation, among others several expenses.